TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	As at December 31,
	2017	2018
	Thousand USD	Thousand USD
Trade receivables, gross	10,206	7,939
Deposit (Note a)	7,186	1,072
Receivable due from third parties (Note b)	4,758	6,605
Allowance for expected credit losses (Note d)	—	(1,856)
Financial assets	22,150	13,760
Value-added tax recoverable	2,044	1,053
Prepaid assets and prepayment	6,755	4,915
Receivable due from staff	78	40
Others	4,958	2,093
Allowance for expected credit losses (Note c)	(1,403)	(1,326)
Non-financial assets	12,432	6,775
Trade and other receivables	34,582	20,535

All amounts are short-term. The net carrying value of trade receivables is considered a reasonable approximation of fair value.

Note:

(a)

The balance as of December 31, 2017 includes (1) USD 2.5 million deposit under the arrangement of Hudson Note, (2) USD 1.4 million for the EPC deposit in Canada and (3) USD 1.8 million for the litigation deposit in Japan and this deposit was received by January 2018.

The balance as of December 31, 2018 mainly includes the EPC deposit in Canada.

(b)	The balance as of December 31, 2018 mainly includes debt investment to third parties.
(c)

The balance as of December 31, 2017 mainly includes an amount receivable due from a third party to the Group of approximately USD1.1 million (equivalent to EUR1.0 million), which was incurred in 2012, claim against two third party contractors who failed to construct a solar park for one subsidiary of the Group, who delivered solar modules and made prepayment already. A settlement agreement was made in September 2012, however the two contractors failed to repay after made the first repayment of total three installments. The Group is negotiating for another settlement agreement, and based on the recent communications among the Group and two contractors, management concluded to make full provision for doubtful receivables in the amount of USD1.1 million in 2015.

(d)	Refer to Note 34 for a detailed analysis of how the impairment requirements of IFRS 9 are applied.

Schedule of movements in the allowance for doubtful debts of trade and other receivables

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Balance at beginning of year	1,329	1,403
Effect of IFRS 9 as at January 1, 2018	—	1,044
Adjustment from the adoption of IFRS 9	—	2,447
Provisions recognized on receivables	—	811
Exchange difference	74	(76)
Balance at end of the year	1,403	3,182